Advances to Suppliers (Details 1) - USD ($)	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Schedule of advances to suppliers - related party
Freight fees	$ 3,473,717	$ 3,333,038
Total advances to suppliers - related party	$ 3,473,717	$ 3,333,038